Business Segment and Geographic Information (Reconciliation of Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Total Assets	$ 18,028.6	$ 17,316.6	$ 17,647.6
Segment Total [Member]
Segment Reporting Information [Line Items]
Total Assets	16,060.1	14,760.0	15,302.0
Discontinued Operations, Held-for-sale or Disposed of by Sale [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Assets of discontinued operations	$ 1,968.5	$ 2,556.6	$ 2,345.6